Derivative Instruments and Hedging Activities (Fair Values of Derivative Instruments Not Designated as Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivative Liability, Fair Value	$ (32.8)
Not Designated as Hedging Instrument [Member]
Derivative, Fair Value, Not Offset, Net		5.5
Derivative, Fair Value Counterparty and Collateral, Netting	15.8	12.9
Derivative, Fair Value, Offset, Net	(8.8)	(7.4)
Derivative, Fair Value, Net	7.0
Not Designated as Hedging Instrument [Member] | Short-term Derivative Positions [Member]
Derivative, Fair Value Counterparty and Collateral, Netting	11.3
Derivative, Fair Value, Offset, Net	(7.0)
Derivative, Fair Value, Net	4.3
Not Designated as Hedging Instrument [Member] | Long-term Derivative Positions [Member]
Derivative, Fair Value, Not Offset, Net		3.1
Derivative, Fair Value Counterparty and Collateral, Netting	4.5	7.5
Derivative, Fair Value, Offset, Net	(1.8)	(4.4)
Derivative, Fair Value, Net	2.7
FTRs [Member] | Other Prepayments and Current Assets [Member] | Short-term Derivative Positions [Member]
Derivative Asset, Fair Value		0.1
Derivative Asset, Fair Value, Not Offset Amount		0.1
Derivative, Fair Value Counterparty and Collateral, Netting
Forward Power Contracts [Member] | Other Prepayments and Current Assets [Member] | Short-term Derivative Positions [Member]
Derivative Asset, Fair Value	12.1	9.9
Derivative, Fair Value, Not Offset, Net		9.9
Derivative, Fair Value Counterparty and Collateral, Netting	(1.2)
Derivative, Fair Value, Net	10.9
Forward Power Contracts [Member] | Other Deferred Credits [Member] | Long-term Derivative Positions [Member]
Derivative Liability, Fair Value	(2.1)	(4.0)
Derivative, Fair Value Counterparty and Collateral, Netting	1.0	1.3
Derivative, Fair Value, Net	(1.1)	(2.7)
Forward Power Contracts [Member] | Other Current Liabilities [Member] | Short-term Derivative Positions [Member]
Derivative Liability, Fair Value	(6.4)	(6.5)
Derivative Liability, Fair Value, Not Offset Amount		(3.9)
Derivative, Fair Value Counterparty and Collateral, Netting	5.0	2.6
Derivative, Fair Value, Net	(1.4)
Forward Power Contracts [Member] | Other Deferred Assets [Member] | Long-term Derivative Positions [Member]
Derivative Asset, Fair Value	3.9	5.8
Derivative, Fair Value Counterparty and Collateral, Netting	(0.1)
Derivative, Fair Value, Net	3.8	5.8
NYMEX Coal [Member] | Other Deferred Credits [Member] | Long-term Derivative Positions [Member]
Derivative Liability, Fair Value		(6.2)
Derivative, Fair Value Counterparty and Collateral, Netting		6.2
NYMEX Coal [Member] | Other Current Liabilities [Member] | Short-term Derivative Positions [Member]
Derivative Liability, Fair Value		(8.3)
Derivative, Fair Value, Not Offset, Net		(3.7)
Derivative, Fair Value Counterparty and Collateral, Netting		4.6
Heating Oil [Member] | Other Prepayments and Current Assets [Member] | Short-term Derivative Positions [Member]
Derivative Asset, Fair Value	0.3	1.8
Derivative, Fair Value Counterparty and Collateral, Netting	(0.3)	(1.8)
Heating Oil [Member] | Other Current Liabilities [Member] | Short-term Derivative Positions [Member]
Derivative Liability, Fair Value, Not Offset Amount
Not Designated as Hedging Instrument [Member] | Short-term Derivative Positions [Member]
Derivative, Fair Value, Not Offset, Net		2.4
Derivative, Fair Value Counterparty and Collateral, Netting		5.4
Derivative, Fair Value, Offset, Net		$ (3.0)